Accrued Liabilities - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Total accrued liabilities	$ 51,380	$ 30,630
Atlas Sand Company LLC [Member]
Accrued capital expenditures		10,536	$ 1,411
Accrued personnel costs		1,485	787
Accrued production costs		4,586	1,652
Accrued royalties		6,529	1,129
Professional services		1,263	592
Sales and use tax payable		2,144	1,099
Other		4,087	2,483
Total accrued liabilities		$ 30,630	$ 9,153